Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative expenses	369,302	28,835	28,985	546,567	76,438
Research and development expenses					185,922
Total operating expenses	369,302	28,835	28,985	546,567	262,360
Loss from operations	(369,302)	(28,835)	(28,985)	(546,567)	(262,360)
Interest expense	(1,322)			(1,322)
Net loss before income tax	(370,624)	(28,835)	(28,985)	(547,889)
Income tax expense
Net loss	$ (370,624)	$ (28,835)	$ (28,985)	$ (547,889)	$ (262,360)
Weighted average common shares outstanding, basic and diluted (in Shares)	18,134,610	14,759,745	12,449,807	17,256,256	12,125,464
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)	$ (0.02)	$ 0	$ 0	$ (0.03)	$ (0.02)